Segment reporting (Tables)	9 Months Ended
Sep. 30, 2025
Operating Segments [Abstract]
Segment As Adjusted EBITDA
The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen” which is reflected in the segment presentation below for the periods presented. The CODM primarily uses “Adjusted EBITDA”, as the key measure of the segment’s results, which is considered non-IFRS financial information.

Segment Adjusted EBITDA

		For the three months ended September 30,		For the nine months ended September 30,
		2025	2024	2025	2024
	Note	€m	€m	€m	€m
Profit for the period		57.6	70.3	147.4	175.7
Taxation		12.8	16.7	33.3	40.9
Net financing costs	6	23.2	35.4	74.2	78.9
Depreciation & amortization		29.6	25.1	79.9	71.4
Exceptional items	5	16.9	14.3	48.9	50.2
Other add-backs		2.6	4.5	8.4	10.9
Adjusted EBITDA		142.7	166.3	392.1	428.0

External Revenue by Geography

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
	€m	€m	€m	€m
United Kingdom	190.2	205.4	606.4	643.0
Italy	90.5	88.9	278.7	278.0
Germany	81.0	81.1	271.3	272.9
France	51.2	49.7	153.6	154.7
Croatia	56.7	57.9	124.2	121.8
Sweden	34.0	31.7	103.4	99.0
Austria	27.1	26.6	92.8	92.5
Serbia	42.7	45.2	115.3	114.9
Norway	31.6	30.1	89.9	89.4
Spain	20.8	20.8	61.1	63.3
Switzerland	19.5	19.2	56.0	58.6
Rest of Europe	107.1	113.0	306.7	318.3
Total external revenue by geography	752.4	769.6	2,259.4	2,306.4